SCHEDULE OF NON CONTROLLING INTEREST (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Abstract]
Paid-in capital	$ 97
Accumulated deficit	(436)
Accumulated other comprehensive income	3
Non Controlling interest Gross	(336)
ASL
Total	$ (336)